Stockholders' Equity (Details)	12 Months Ended
	Dec. 31, 2023 Vote shares	Sep. 30, 2024 shares	Jul. 06, 2023 shares	Dec. 31, 2022 shares
Stockholders Equity
Number of shares authorized (in shares) | shares	50,000,000
Common stock, shares authorized (in shares) | shares	50,000,000	50,000,000	50,000,000	50,000,000
Common Class A
Stockholders Equity
Number of votes | Vote	1
Common Class B
Stockholders Equity
Number of votes | Vote	1